Trade and Other Receivables - Schedule of Minimum Lease Payments Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 147,626	$ 124,332	$ 209,374
Gross Carrying Amount [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	25,159	21,476	29,520
Gross Carrying Amount [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	16,694	14,972	17,291
Gross Carrying Amount [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	14,428	12,804	14,874
Gross Carrying Amount [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	12,083	10,575	12,697
Gross Carrying Amount [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	9,682	9,030	10,242
Gross Carrying Amount [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	69,580	55,475	124,750
Interest [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	15,772	13,424	28,418
Interest [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	3,555	3,014	5,857
Interest [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,704	1,446	2,013
Interest [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	1,321	1,076	1,446
Interest [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	986	792	945
Interest [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	729	550	313
Interest [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	7,477	6,546	17,844
Present Value [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	131,854	110,908	180,956
Present Value [Member] | Less Than One Year [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	21,604	18,462	23,663
Present Value [Member] | One to Two Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	14,990	13,526	15,278
Present Value [Member] | Two to Three Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	13,107	11,728	13,428
Present Value [Member] | Three to Four Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	11,097	9,783	11,752
Present Value [Member] | Four to Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	8,953	8,480	9,929
Present Value [Member] | More Than Five Years [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Present value of minimum lease payments receivable	$ 62,103	$ 48,929	$ 106,906